Bank Loans-Current (Tables)	12 Months Ended
Sep. 30, 2024
Bank Loans-Current [Abstact]
Schedule of Bank Loans-Current
	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Long-term loans
Bank of East Asia(“BEA”)(1)	—	—	—
BEA(2)	900,112	115,855	1,473,603
Less: Current portion of long-term loans	(594,627)	(76,535)	(562,331)
Long term loan- non-current portion	305,485	39,320	911,272
(1)	On June 12, 2020, TSL entered into a loan agreement with BEA, pursuant to which TSL obtained a loan in the amount of HK$ 317,000 (approximately US$ 40,903) on June 29, 2020 for three years term ended on June 28, 2023. The loan is at interest rate of 2.75% and the principal is to be paid off by 36 unequal monthly instalments. The loan has been guaranteed by HKMC Insurance Limited (“HKMCI”) under the SME Financing Guarantee Scheme and Mr. Leung Tsz Him.
(2)	On March 12, 2021, TSL entered into another loan agreement with BEA, pursuant to which TSL obtained a loan in the amount of HK$ 2,304,000 (approximately US$ 295,954) on March 29, 2021 for five years term ended on March 28, 2026. The loan is at interest rate of 2.75% and the principal is to be paid off by 36 unequal monthly instalments. The loan has been guaranteed by HKMCI under the SME Financing Guarantee Scheme and Mr. Leung Tsz Him.

Schedule of Annual Maturities Long-Term Debt	Annual maturities of the Company’s long-term debt which comprise the term loans during the next two years following September 30, 2024 and thereafter are as follows:
	HK$	US$
Years ending September 30,
2025	594,627	76,535
2026	305,485	39,320
	900,112	115,855